Share-Based Compensation - Assumptions Used in Determining Fair Value & Early exercise of Stock Options (FY) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	93.70%	88.40%
Risk-free interest rate	4.10%	4.20%
Expected term	5 years 10 months 24 days	6 years
Expected dividend yield	0.00%	0.00%